Condensed Interim Consolidated Statements of Financial Position (Unaudited) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Current
Cash	€ 495,877	€ 620,531
Accounts receivable and other receivables, net	1,261,252	2,221,080
Inventories, net	2,674,957	5,585,959
Amount due from related parties	184,883	1,601,273
Prepaid expense	1,242,409	1,048,154
Investments	1,552,050	2,044,050
Total Current Assets	7,411,428	13,121,047
Non- Current Assets
Property and equipment, net	155,251	159,084
Intangible assets, net	1,240,573	835,706
Right-of-use assets	65,310	54,935
Deferred tax assets	1,056,608	1,056,608
Total Assets	9,929,170	15,227,380
Current Liabilities
Accounts payable and accrued liabilities	2,056,062	2,043,559
Amount due to related parties	38,336	47,950
Lease liabilities - current portion	56,094	37,579
Bank loans - current portion	2,806,884	3,895,585
Total Current Liabilities	4,957,376	6,024,673
Non-Current Liabilities
Amount due to related party	2,500,000	3,800,000
Lease liabilities	10,307	18,487
Bank loans		94,313
Deferred tax liabilities	32,783	32,783
Total Liabilities	7,500,466	9,970,256
Shareholders’ Equity
Share Capital	2,754,285	2,754,285
Additional paid-in capital	3,104,781	3,104,781
Reserve	1,444,757	1,411,846
Accumulated Deficit	(4,875,119)	(2,013,788)
Total Shareholders’ Equity	2,428,704	5,257,124
Total Liabilities and Shareholders’ Equity	€ 9,929,170	€ 15,227,380